VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—71.3%
Angola —1.2%
Republic of Angola
144A 8.000%, 11/26/29(2)	$ 529	$ 482
144A 9.125%, 11/26/49(2)	450	362
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	2,486	2,361
		3,205

Argentina—1.9%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(5)	2,333	1,540
Republic of Argentina
1.000%, 7/9/29	914	699
0.750%, 7/9/30(5)	3,251	2,369
5.000%, 1/9/38(5)	504	337
		4,945

Armenia—0.0%
Republic of Armenia 144A 3.600%, 2/2/31(2)	45	38
Bahrain—0.4%
Kingdom of Bahrain
144A 7.500%, 2/12/36(2)	642	675
RegS 5.625%, 9/30/31(4)	443	421
		1,096

Benin—0.5%
Benin Government International Bond
144A 4.875%, 1/19/32(2)	421EUR	396
144A 7.960%, 2/13/38(2)	984	925
		1,321

Bermuda—0.9%
Government of Bermuda
144A 4.750%, 2/15/29(2)	661	652
RegS 3.375%, 8/20/50(4)	2,571	1,751
		2,403

Brazil—1.4%
Federative Republic of Brazil
3.875%, 6/12/30	2,763	2,528
5.625%, 2/21/47	59	48
4.750%, 1/14/50	318	225
7.125%, 5/13/54	787	761
		3,562

	Par Value(1)	Value

Cameroon—1.0%
Republic of Cameroon
RegS 9.500%, 7/31/31(4)	$ 200	$ 191
RegS 5.950%, 7/7/32(4)	3,010EUR	2,514
		2,705

Chile—2.0%
Republic of Chile
2.450%, 1/31/31	1,853	1,620
2.550%, 1/27/32	261	224
4.950%, 1/5/36	531	514
5.650%, 1/13/37	2,405	2,445
3.860%, 6/21/47	649	501
		5,304

Colombia—2.6%
Republic of Colombia
3.125%, 4/15/31	363	296
3.250%, 4/22/32	1,056	829
8.000%, 11/14/35	2,121	2,169
6.125%, 1/18/41	1,246	1,038
4.125%, 2/22/42	153	99
5.200%, 5/15/49	2,663	1,845
8.750%, 11/14/53	461	475
		6,751

Costa Rica—0.6%
Costa Rica Government
144A 7.300%, 11/13/54(2)	978	1,029
RegS 6.550%, 4/3/34(4)	572	590
		1,619

Dominican Republic—2.3%
Dominican Republic
144A 4.500%, 1/30/30(2)	369	344
144A 4.875%, 9/23/32(2)	2,403	2,193
144A 6.600%, 6/1/36(2)	782	786
144A 6.950%, 3/15/37(2)	839	861
144A 7.150%, 2/24/55(2)	566	585
RegS 5.300%, 1/21/41(4)	1,336	1,159
		5,928

Ecuador—1.6%
Amazon Conservation DAC 144A 6.034%, 1/16/42(2)	1,684	1,680
Republic of Ecuador
RegS 6.900%, 7/31/30(4)(5)	776	512
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Ecuador—continued
RegS 5.500%, 7/31/35(4)(5)	$ 3,799	$ 2,045
		4,237

Egypt—3.0%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)	155	150
144A 8.625%, 2/4/30(2)	2,400	2,385
144A 7.625%, 5/29/32(2)	2,800	2,475
144A 7.903%, 2/21/48(2)	1,609	1,207
144A 8.875%, 5/29/50(2)	1,127	914
RegS 8.700%, 3/1/49(4)	847	680
		7,811

El Salvador—0.3%
Republic of El Salvador
144A 8.625%, 2/28/29(2)	342	357
144A 8.250%, 4/10/32(2)	537	541
		898

Ethiopia—0.8%
Federal Republic of Ethiopia
144A 6.625%, 12/11/25(2)(6)	452	389
RegS 6.625%, 12/11/25(4)(6)	1,896	1,630
		2,019

Gabon—0.2%
Republic of Gabon 144A 6.625%, 2/6/31(2)	623	502
Ghana—0.7%
Republic of Ghana
RegS 0.000%, 7/3/26(4)(7)	174	161
RegS 5.000%, 7/3/29(4)(5)	1,171	1,040
RegS 5.000%, 7/3/35(4)(5)	840	619
		1,820

Guatemala—1.8%
Republic of Guatemala
144A 3.700%, 10/7/33(2)	1,757	1,466
144A 6.600%, 6/13/36(2)	1,040	1,051
	Par Value(1)	Value

Guatemala—continued
144A 6.550%, 2/6/37(2)	$ 2,030	$ 2,045
		4,562

Honduras—1.0%
Honduras Government 144A 8.625%, 11/27/34(2)	2,767	2,727
Hungary—2.6%
Hungary Government International Bond
144A 5.250%, 6/16/29(2)	1,773	1,769
144A 5.500%, 3/26/36(2)	3,519	3,435
RegS 2.125%, 9/22/31(4)	617	502
Magyar Export-Import Bank Zrt 144A 6.125%, 12/4/27(2)	943	960
		6,666

Indonesia—1.8%
Republic of Indonesia
2.150%, 7/28/31	1,236	1,044
4.650%, 9/20/32	288	280
4.750%, 9/10/34	1,793	1,729
144A 5.250%, 1/8/47(2)	425	413
RegS 6.750%, 1/15/44(4)	898	1,027
RegS 5.125%, 1/15/45(4)	332	319
		4,812

Ivory Coast—1.0%
Republic of Ivory Coast
144A 6.125%, 6/15/33(2)	1,365	1,227
RegS 5.875%, 10/17/31(4)	421EUR	416
RegS 6.625%, 3/22/48(4)	1,086EUR	920
		2,563

Jordan—0.9%
Kingdom of Jordan
144A 5.850%, 7/7/30(2)	616	572
144A 7.375%, 10/10/47(2)	1,202	1,073
RegS 7.375%, 10/10/47(4)	641	572
		2,217

Kazakhstan—0.4%
Republic of Kazakhstan 144A 4.714%, 4/9/35(2)	959	930

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Kenya—0.8%
Republic of Kenya
144A 9.750%, 2/16/31(2)	$ 481	$ 487
144A 9.500%, 3/5/36(2)	1,691	1,635
		2,122

Lebanon—0.5%
Lebanon Government International Bond
RegS 5.800%, 4/14/20(4)(6)	1,561	294
RegS 8.250%, 4/12/21(4)(6)	3,735	710
RegS 6.400%, 5/26/23(4)(6)	1,325	250
		1,254

Mexico—1.9%
United Mexican States
6.000%, 5/13/30	700	713
6.350%, 2/9/35	2,249	2,262
5.000%, 4/27/51	686	538
6.400%, 5/7/54	1,586	1,476
		4,989

Mongolia—0.2%
Mongolia Government International Bond RegS 4.450%, 7/7/31(4)	583	506
Morocco—0.7%
Kingdom of Morocco
144A 3.000%, 12/15/32(2)	844	703
144A 4.000%, 12/15/50(2)	1,233	849
RegS 4.000%, 12/15/50(4)	406	280
		1,832

Mozambique—0.2%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	490	397
Nigeria—2.0%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	513	500
144A 6.125%, 9/28/28(2)	858	802
144A 8.375%, 3/24/29(2)	654	652
144A 7.143%, 2/23/30(2)	541	506
144A 7.875%, 2/16/32(2)	734	684
RegS 8.747%, 1/21/31(4)	1,145	1,137
	Par Value(1)	Value

Nigeria—continued
RegS 7.375%, 9/28/33(4)	$ 1,108	$ 979
		5,260

Oman —0.6%
Oman Government International Bond
144A 5.625%, 1/17/28(2)	898	906
144A 6.000%, 8/1/29(2)	647	663
		1,569

Pakistan—0.6%
Islamic Republic of Pakistan
144A 6.000%, 4/8/26(2)	1,150	1,108
144A 6.875%, 12/5/27(2)	546	508
		1,616

Panama—2.4%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,575	2,061
Republic of Panama
3.875%, 3/17/28	198	186
6.400%, 2/14/35	382	361
8.000%, 3/1/38	1,156	1,210
6.853%, 3/28/54	422	378
3.870%, 7/23/60	3,075	1,705
4.500%, 1/19/63	676	421
		6,322

Papua New Guinea —0.1%
Papua New Guinea Government International Bond 144A 8.375%, 10/4/28(2)	261	258
Paraguay—0.7%
Republic of Paraguay
144A 3.849%, 6/28/33(2)	892	792
RegS 2.739%, 1/29/33(4)	456	378
RegS 6.100%, 8/11/44(4)	797	771
		1,941

Peru—1.7%
Republic of Peru
8.750%, 11/21/33	209	253
3.000%, 1/15/34	2,353	1,943
5.375%, 2/8/35	397	390
5.875%, 8/8/54	1,912	1,879
		4,465

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Philippines—1.9%
Republic of Philippines
1.950%, 1/6/32	$ 2,932	$ 2,421
5.000%, 7/17/33	872	864
3.700%, 2/2/42	1,753	1,409
2.950%, 5/5/45	373	256
		4,950

Poland—2.7%
Republic of Poland
5.125%, 9/18/34	4,133	4,094
5.375%, 2/12/35	2,812	2,839
		6,933

Qatar—1.0%
State of Qatar
144A 5.750%, 1/20/42(2)	1,530	1,621
144A 4.400%, 4/16/50(2)	353	307
RegS 4.400%, 4/16/50(4)	687	598
		2,526

Romania—2.4%
Romania Government International Bond
144A 6.375%, 1/30/34(2)	1,264	1,229
144A 5.750%, 3/24/35(2)	1,612	1,469
144A 2.875%, 4/13/42(2)	821EUR	547
144A 4.000%, 2/14/51(2)	713	455
RegS 4.125%, 3/11/39(4)	201EUR	167
RegS 5.125%, 6/15/48(4)	2,782	2,140
RegS 4.000%, 2/14/51(4)	446	285
		6,292

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(6)(8)(9)	100	—
Saudi Arabia—4.9%
Gaci First Investment Co.
RegS 4.750%, 2/14/30(4)	885	871
RegS 4.875%, 2/14/35(4)	3,268	3,138
Saudi International Bond
144A 4.500%, 4/17/30(2)	2,481	2,441
144A 5.000%, 1/16/34(2)	1,139	1,128
144A 5.625%, 1/13/35(2)	2,421	2,481
	Par Value(1)	Value

Saudi Arabia—continued
144A 3.750%, 1/21/55(2)	$ 1,029	$ 718
RegS 3.250%, 10/22/30(4)	1,380	1,267
RegS 3.750%, 1/21/55(4)	902	630
		12,674

Serbia—0.6%
Republic of Serbia
144A 2.125%, 12/1/30(2)	747	615
144A 6.000%, 6/12/34(2)	532	533
RegS 2.050%, 9/23/36(4)	504EUR	399
		1,547

South Africa—2.0%
Republic of South Africa
5.875%, 4/20/32	1,807	1,717
5.750%, 9/30/49	1,562	1,187
7.300%, 4/20/52	1,033	940
144A 7.100%, 11/19/36(2)	1,348	1,322
		5,166

Sri Lanka—1.1%
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	521	487
144A 3.100%, 1/15/30(2)(5)	562	500
144A 3.350%, 3/15/33(2)(5)	868	696
144A 3.600%, 6/15/35(2)(5)	586	406
144A 3.600%, 2/15/38(2)(5)	814	669
		2,758

Trinidad and Tobago—1.1%
Trinidad & Tobago Government International Bond
144A 6.400%, 6/26/34(2)	1,237	1,218
RegS 5.950%, 1/14/31(4)	1,027	1,005
RegS 6.400%, 6/26/34(4)	523	515
		2,738

Turkey—4.0%
Hazine Mustesarligi Varl
144A 8.509%, 1/14/29(2)	1,387	1,481
RegS 9.758%, 11/13/25(4)	276	284

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Turkey—continued
Republic of Turkiye
9.375%, 3/14/29	$ 3,500	$ 3,863
7.125%, 2/12/32	2,153	2,150
6.500%, 9/20/33	945	907
6.625%, 2/17/45	301	263
5.750%, 5/11/47	1,895	1,476
		10,424

Ukraine—2.5%
Ukraine Government Bond
144A 1.750%, 2/1/29(2)(5)	41	29
144A 0.000%, 2/1/30(2)(5)	112	62
144A 1.750%, 2/1/34(2)(5)	1,569	924
144A 0.000%, 2/1/36(2)(5)	295	193
144A 1.750%, 2/1/36(2)(5)	580	330
144A 0.000%, 8/1/41(2)(10)	2,043	1,683
RegS 0.000%, 2/1/30(4)(5)	52	29
RegS 0.000%, 2/1/34(4)(5)	196	85
RegS 1.750%, 2/1/34(4)(5)	1,729	1,019
RegS 0.000%, 2/1/35(4)(5)	1,165	764
RegS 1.750%, 2/1/35(4)(5)	822	476
RegS 0.000%, 2/1/36(4)(5)	1,228	802
RegS 1.750%, 2/1/36(4)(5)	198	113
		6,509

United Arab Emirates—0.9%
Abu Dhabi Government International Bond 144A 3.000%, 9/15/51(2)	767	512
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	2,697	1,766
		2,278

Uruguay—1.4%
Republica Orient Uruguay
5.750%, 10/28/34	713	740
4.975%, 4/20/55	3,140	2,836
		3,576

Uzbekistan—0.5%
Uzbekistan International Bond
144A 5.375%, 5/29/27(2)	108EUR	113
	Par Value(1)	Value

Uzbekistan—continued
144A 3.700%, 11/25/30(2)	$ 1,257	$ 1,077
		1,190

Venezuela—0.4%
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(4)(6)	5,949	949
RegS 6.000%, 12/9/20(4)(6)	1,038	152
		1,101

Zambia—0.6%
Republic of Zambia
144A 5.750%, 6/30/33(2)(5)	483	430
144A 0.500%, 12/31/53(2)	1,702	1,063
		1,493

Total Foreign Government Securities (Identified Cost $183,740)		185,327

Convertible Bonds and Notes—0.1%
Tanzania—0.1%
HTA Group Ltd. RegS 2.875%, 3/18/27(4)	200	185
Total Convertible Bonds and Notes (Identified Cost $189)		185

Corporate Bonds and Notes—20.5%
Angola —0.0%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	127	129
Argentina—0.3%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)	145	133
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	311	309
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	183	184
YPF S.A. 144A 9.500%, 1/17/31(2)	272	290
		916

Azerbaijan—0.1%
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(2)	233	235
Brazil—1.1%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	258	271
Ambipar Lux S.a.r.l. 144A 10.875%, 2/5/33(2)	134	137

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Brazil—continued
Braskem Netherlands Finance B.V. 144A 4.500%, 1/31/30(2)	$ 156	$ 133
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	269	259
LD Celulose International GmbH 144A 7.950%, 1/26/32(2)	104	107
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	306	258
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	252	218
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	292	283
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(2)	211	216
OHI Group S.A. 144A 13.000%, 7/22/29(2)	245	257
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(2)(11)	234	231
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	166	175
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	250	266
		2,811

Chile—1.2%
ATP Tower Holdings 144A 7.875%, 2/3/30(2)	200	201
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(12)	208	207
Chile Electricity Lux Mpc II S.a.r.l. 144A 5.580%, 10/20/35(2)	243	240
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	1,257	1,274
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	1,138	1,130
		3,052

China—0.2%
Studio City Finance Ltd. (Macau), 144A 5.000%, 1/15/29(2)	610	558
Colombia—0.5%
AL Candelaria -spain- S.A. RegS 5.750%, 6/15/33(4)	354	303
Banco GNB Sudameris S.A. 144A 7.500%, 4/16/31(2)	148	146
Geopark Ltd. 144A 8.750%, 1/31/30(2)	228	223
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	236	218
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	389	364
		1,254

Georgia—0.7%
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	2,039	1,796
	Par Value(1)	Value

Ghana—0.1%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	$ 150	$ 145
Tullow Oil plc RegS 7.000%, 3/1/25(4)	181	181
		326

India—0.4%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	294	252
Adani Ports & Special Economic Zone Ltd.
144A 4.200%, 8/4/27(2)	72	68
144A 3.100%, 2/2/31(2)	255	207
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	276	223
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(2)	103	99
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(2)	73	71
Vedanta Resources Finance II plc
144A 10.250%, 6/3/28(2)	70	72
144A 10.875%, 9/17/29(2)	69	73
144A 9.475%, 7/24/30(2)	64	65
		1,130

Indonesia—1.4%
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	2,006	1,918
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(4)	70	70
Medco Laurel Tree Pte Ltd. 144A 6.950%, 11/12/28(2)	140	141
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	350	334
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	561	564
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara RegS 5.250%, 10/24/42(4)	783	713
		3,740

Israel—0.2%
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(4)	200	185
Energean plc
144A 6.500%, 4/30/27(2)	132	131
RegS 6.500%, 4/30/27(4)	130	129
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	70	69
		514

Kazakhstan—0.2%
QazaqGaz NC JSC 144A 4.375%, 9/26/27(2)	536	517
Kuwait—0.1%
NBK Tier 1 Financing 2 Ltd. 144A 4.500% (2)(12)	145	144

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Malaysia—1.2%
Petronas Capital Ltd.
RegS 4.550%, 4/21/50(4)	$ 1,219	$ 1,061
RegS 4.800%, 4/21/60(4)	712	635
RegS 3.404%, 4/28/61(4)	2,235	1,519
		3,215

Mexico—5.9%
Banco Mercantil del Norte S.A. 144A 5.875% (2)(12)	428	416
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	269	257
Comision Federal de Electricidad
144A 6.450%, 1/24/35(2)	923	884
RegS 3.348%, 2/9/31(4)	2,195	1,854
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	164	162
Petroleos Mexicanos
5.350%, 2/12/28	1,180	1,093
8.750%, 6/2/29	2,254	2,267
5.950%, 1/28/31	3,771	3,201
6.700%, 2/16/32	658	577
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	5,159	4,631
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	67	68
		15,410

Morocco—0.9%
OCP S.A.
144A 3.750%, 6/23/31(2)	150	133
144A 6.875%, 4/25/44(2)	1,298	1,277
144A 5.125%, 6/23/51(2)	130	101
144A 7.500%, 5/2/54(2)	728	749
		2,260

Nigeria—0.2%
Access Bank plc 144A 6.125%, 9/21/26(2)	150	148
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	70	70
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	266	266
		484

Peru—0.6%
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(2)	141	139
Banco Internacional del Peru SAA Interbank 144A 4.000%, 7/8/30(2)	140	139
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(7)	765	655
Petroleos del Peru S.A. RegS 5.625%, 6/19/47(4)	968	636
		1,569

	Par Value(1)	Value

Saudi Arabia—1.0%
Saudi Arabian Oil Co. 144A 5.875%, 7/17/64(2)	$ 2,620	$ 2,508
South Africa—0.7%
Eskom Holdings SOC Ltd. 144A 8.450%, 8/10/28(2)	1,304	1,351
Prosus N.V. 144A 3.832%, 2/8/51(2)	250	165
Sasol Financing USA LLC 4.375%, 9/18/26	380	366
		1,882

Tanzania—0.1%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	200	203
Turkey—0.4%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)	199	201
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	34	34
Sisecam UK plc 144A 8.250%, 5/2/29(2)	70	71
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	140	143
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	199	207
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	266	274
		930

Ukraine—0.2%
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(6)	502	397
State Savings Bank of Ukraine Via SSB #1 plc RegS 9.625%, 3/20/25(3)(4)(5)	35	34
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(3)	200	197
		628

United Arab Emirates—1.7%
Abu Dhabi Crude Oil Pipeline LLC 144A 4.600%, 11/2/47(2)	200	180
DAE Funding LLC 144A 3.375%, 3/20/28(2)	593	562
DP World Ltd.
144A 6.850%, 7/2/37(2)	491	539
144A 4.700%, 9/30/49(2)	436	371
RegS 4.700%, 9/30/49(4)	500	425
DP World Salaam RegS 6.000% (4)(12)	2,145	2,138
MAF Global Securities Ltd. RegS 6.375% (4)(12)	250	250
		4,465

Uzbekistan—0.9%
Uzauto Motors AJ 144A 4.850%, 5/4/26(2)	2,484	2,413

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Venezuela—0.1%
Petroleos de Venezuela S.A. RegS 6.000%, 11/15/26(4)(6)	$ 1,071	$ 154
Vietnam—0.1%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	226	219
Total Corporate Bonds and Notes (Identified Cost $54,413)		53,462

	Shares
Affiliated Mutual Funds—1.8%
Fixed Income Funds—1.8%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(13)(14)	265,455	2,137
Virtus Stone Harbor Local Markets Fund Class I(13)(14)(15)	306,586	2,489
Total Affiliated Mutual Funds (Identified Cost $4,522)		4,626

Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $155)		173

	Par Value(1)
Credit Linked Notes—1.1%
Iraq—1.1%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(8)(10)	194,313JPY	1,233
(Counterparty: BOA) 3.540%, 1/6/28(8)(10)	190,841JPY	1,210
(Counterparty: BOA) 3.565%, 1/1/28(8)(10)	88,519JPY	561
Total Credit Linked Notes (Identified Cost $4,617)		3,004

Total Long-Term Investments—94.9% (Identified Cost $247,636)		246,777

TOTAL INVESTMENTS—94.9% (Identified Cost $247,636)		$246,777
Other assets and liabilities, net—5.1%		13,225
NET ASSETS—100.0%		$260,002

Abbreviations:
CDS	Credit Default Swap
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to a value of $106,030 or 40.8% of net assets.
(3)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of February 28, 2025.
(6)	Security in default; no interest payments are being received.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(10)	Variable rate security. Rate disclosed is as of February 28, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(11)	100% of the income received was in PIK.
(12)	No contractual maturity date.
(13)	Affiliated investment.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Non-income producing.

Counterparties:
BOA	Bank of America
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
TRY	Turkish Lira
USD	United States Dollar

Country Weightings†
Mexico	8%
Saudi Arabia	6
Turkey	5
Indonesia	3
Chile	3
Colombia	3
Egypt	3
Other	69
Total	100%
† % of total investments as of February 28, 2025.

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
Open purchased option contracts as of February 28, 2025 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Call USD 2,208 versus Put CNH 16,284	GS	2,208,340	$16,284	7.37	05/14/25	$9
Call USD 3,811 versus Put CNH 28,098	GS	3,811,000	28,098	7.37	05/30/25	18
Put Option(2)
Put AUD 9,565 versus Call USD 5,996	GS	9,565,000	5,996	0.63	05/30/25	146
Total						$173

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Over-the-counter options.

Forward foreign currency exchange contracts as of February 28, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	1,583	USD	1,644	JPM	04/04/25	$1	$—
JPY	84,676	USD	547	JPM	04/04/25	17	—
TRY	94,000	USD	2,501	JPM	03/28/25	12	—
USD	7,405	EUR	7,119	JPM	04/04/25	7	—
USD	3,416	JPY	533,748	JPM	04/04/25	—	(144)
Total						$37	$(144)

Over-the-counter credit default swaps - sell protection(1) outstanding as of February 28, 2025 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 5 Year CDS, CCC /BL(3),*	Quarterly	JPM	5.000%	12/20/29	$3,113	$(574)	$(520)	$—	$(54)
Republic of Argentina 5 Year CDS, CCC /BL(3),*	Quarterly	JPM	5.000%	12/20/29	366	(68)	(59)	—	(8)
Total						$(642)	$(579)	$—	$(62)

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Based on Republic of Argentina Sovereign Debt Obligation, USD Denominated 0.75% fixed coupon, 07/09/2030 maturity.
*	S&P / Morningstar DBRS, respectively.
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of February 28, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$185,327	$—	$185,327	$—(1)
Convertible Bonds and Notes	185	—	185	—
Corporate Bonds and Notes	53,462	—	53,462	—
Credit Linked Notes	3,004	—	—	3,004
Affiliated Mutual Funds	4,626	4,626	—	—
Other Financial Instruments:
Purchased Options	173	—	173	—
Forward Foreign Currency Exchange Contracts*	37	—	37	—
Total Assets	246,814	4,626	239,184	3,004
Liabilities:
Other Financial Instruments:
Over-the-Counter Credit Default Swaps	(642)	—	(642)	—
Forward Foreign Currency Exchange Contract*	(144)	—	(144)	—
Total Liabilities	(786)	—	(786)	—
Total Investments	$246,028	$4,626	$238,398	$3,004

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2024:	$ 3,730	$ 3,730	$ —
Accrued discount/(premium)	62	62	—
Net realized gain (loss)	(530)	(530)	—
Net change in unrealized appreciation (depreciation)(a)	678	742	(64)
Sales(b)	(1,000)	(1,000)	—
Transfers into Level 3(c)	64	—	64
Balance as of February 28, 2025	$ 3,004	$ 3,004	$ —(d)
(a) The net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025, was $678.
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of February 28, 2025 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d) Includes internally fair valued securities currently priced at zero ($0).
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.